Income Taxes - Carryforwards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 02, 2019	Dec. 31, 2018
Income Taxes [Abstract]
U.S. foreign tax credits	$ 7,696	$ 6,642
U.S. general business credits	250
Capital Loss Carryforward	202
State net operating losses and tax credits	370
Foreign net operating losses and tax credits	450
Total loss and credit carryforwards	8,968		$ 2,378
DTA Net of Valuation Allowance, U.S. foreign tax credits	14
DTA Net of Valuation Allowance, U.S. general business tax credits	250
DTA Net Of Valuaton Allowance U S Capital Loss	32
DTA Net of Valuation Allowance, State net operating losses and tax credits	50
DTA Net of Valuation Allowance, Foreign net operating losses and tax credits	413
Total DTA, Net of Valuation Allowance, Tax Credits And Operating Loss Carryforwards	$ 759
Epiration date of U.S. foreign tax credits	2028
Expiration date of U.S. general business credits	2036-2038
Expiration Date Of U.S. Capital Loss	2024
Expiration Date Of State Net Operating Loss And Tax Credit	Various
Expiration date of Foreign net operating losses and tax credits	Post 2025